Prepayments and Other Assets (Tables)	12 Months Ended
Dec. 31, 2021
Prepaid Expense And Other Assets [Abstract]
Schedule of Prepayments and Other Current Assets
(In thousands)	December 31, 2020	December 31, 2021
Prepayments	5,119	3,859
Deposits	2,344	1,389
Export tax receivable	507	744
VAT recoverable	118	729
Others	1,505	814
Total of prepayments and other assets	9,593	7,535

Schedule of Prepayments and Other Assets
(In thousands)	December 31, 2020	December 31, 2021
Current	7,477	6,225
Non-current	2,116	1,310
Total of prepayments and other assets	9,593	7,535